42. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia – Copel (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STATEMENTS OF FINANCIAL POSITION
Assets	R$ 33,162,377	R$ 30,288,900	R$ 28,843,671
Noncurrent assets	27,460,543	26,051,659	22,022,034
Investments	2,570,643	2,344,512	2,232,484
Liabilities		30,288,900	28,843,671
Equity	15,510,503	14,978,142	14,480,492	R$ 13,682,780
Attributable to controlling shareholder's	15,207,842	14,718,098	14,162,539
Profit retention reserve	5,557,843	5,016,916	5,330,383
STATEMENTS OF INCOME
Operational expenses / income	(1,217,302)	(878,820)	(1,025,032)
Equity in earnings of investees	101,739	166,411	87,590
Profit before financial results and taxes	2,141,381	1,988,818	2,121,496
Financial results	(748,440)	(594,656)	(427,702)
OPERATING PROFIT	1,392,941	1,394,162	1,693,794
Income tax and social contribution	274,686	519,690	532,229
Net income	1,118,255	874,472	1,161,565
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(31,338)	(57,201)	291,344
Comprehensive income	1,086,917	817,271	1,452,909
Companhia Paranaense de Energia – Copel
STATEMENTS OF FINANCIAL POSITION
Assets	17,955,966	17,174,496	16,870,535
Noncurrent assets	16,957,672	16,476,008	16,077,190
Investments	14,987,607	13,965,892	14,057,384
Liabilities		17,174,496	16,870,535
Equity	15,207,842	14,718,098	14,162,539
Attributable to controlling shareholder's		14,718,098	14,162,539
Profit retention reserve		5,016,916	5,330,383
STATEMENTS OF INCOME
Operational expenses / income	1,163,045	963,743	1,175,132
Equity in earnings of investees	1,291,434	839,853	1,302,435
Profit before financial results and taxes	1,163,045	963,743	1,175,132
Financial results	(146,543)	(13,057)	(68,754)
OPERATING PROFIT	1,016,502	950,686	1,106,378
Income tax and social contribution	(17,124)	(54,914)	3,171
Net income	1,033,626	895,772	1,109,549
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(31,215)	(57,266)	290,849
Comprehensive income	R$ 1,002,411	838,506	1,400,398
Companhia Paranaense de Energia – Copel | As previously reported
STATEMENTS OF FINANCIAL POSITION
Assets		17,320,563	16,953,724
Noncurrent assets		16,622,075	16,160,379
Investments		14,111,959	14,140,573
Liabilities		17,320,563	16,953,724
Equity		14,864,165	14,245,728
Attributable to controlling shareholder's		14,864,165	14,245,728
Profit retention reserve		5,162,983	5,413,572
STATEMENTS OF INCOME
Operational expenses / income		1,026,621	1,258,321
Equity in earnings of investees		902,731	1,385,624
Profit before financial results and taxes		1,026,621	1,258,321
Financial results		(13,057)	(68,754)
OPERATING PROFIT		1,013,564	1,189,567
Income tax and social contribution		(54,914)
Net income		958,650	1,192,738
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		(57,266)	290,849
Comprehensive income		901,384	1,483,587
Companhia Paranaense de Energia – Copel | Adjustments
STATEMENTS OF FINANCIAL POSITION
Assets		(146,067)	(83,189)
Noncurrent assets		(146,067)	(83,189)
Investments		(146,067)	(83,189)
Liabilities		(146,067)	(83,189)
Equity		(146,067)	(83,189)
Attributable to controlling shareholder's		(146,067)	(83,189)
Profit retention reserve		(146,067)	(83,189)
STATEMENTS OF INCOME
Operational expenses / income		(62,878)	(83,189)
Equity in earnings of investees		(62,878)	(83,189)
Profit before financial results and taxes		(62,878)	(83,189)
Financial results		0	0
OPERATING PROFIT		(62,878)	(83,189)
Income tax and social contribution		0
Net income		(62,878)	(83,189)
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes		0	0
Comprehensive income		R$ (62,878)	R$ (83,189)